Document and Entity Information	Jul. 21, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 21, 2022
Entity File Number	000-56071
Entity Registrant Name	EUREKA HOMESTEAD BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	83-4051300
Entity Address, Address Line One	1922 Veterans Memorial Boulevard
Entity Address, City or Town	Metairie
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70005
City Area Code	504
Local Phone Number	834-0242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001769725
Amendment Flag	false